Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

15.	FAIR VALUE MEASUREMENTS

We measure fair value for financial instruments, such as derivatives and non-financial assets, when a valuation is necessary, such as for impairment of long-lived and indefinite-lived assets when indicators of impairment exist in accordance with GAAP for fair value measurements and disclosures. This defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

Refer to Note 14 for information and fair values of our derivative instruments measured on a recurring basis under GAAP for fair value measurements and disclosures.

In estimating our fair value disclosures for financial instruments, we use the following methods and assumptions:

•	Cash and cash equivalents. The carrying value reported in the consolidated balance sheets for these items approximates fair value due to the high credit standing of the financial institutions holding these items and their liquid nature;

•	Accounts receivable, net. The carrying value reported in the consolidated balance sheets is net of allowances for doubtful accounts which includes a degree of counterparty non-performance risk;

•	Accounts payable and current liabilities. The carrying value reported in the consolidated balance sheets for these items approximates fair value, which is the likely amount for which the liability with short settlement periods would be transferred to a market participant with a similar credit standing as the Company;

•	Finance obligation. The carrying value of our finance obligation reported in the consolidated balance sheets approximates fair value based on current interest rates; and,

•	Notes payable. The carrying value of our long-term notes payable reported in the consolidated balance sheets approximates fair value since they bear interest at variable rates. Refer to Note 7.